Pension Plans and Other Post-Retirement Benefits - Schedule of Sensitivity Analysis (Details) $ in Millions	Dec. 31, 2021 CAD ($)
Interest/discount rate sensitivity
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible decrease in actuarial assumption	1.00%
Percentage of reasonably possible increase in actuarial assumption	1.00%
Rate of compensation increase assumption
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible decrease in actuarial assumption	1.00%
Percentage of reasonably possible increase in actuarial assumption	1.00%
Health care trend rate assumption
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible decrease in actuarial assumption	1.00%
Percentage of reasonably possible increase in actuarial assumption	1.00%
Mortality rates
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible decrease in actuarial assumption	10.00%
Pension | Interest/discount rate sensitivity
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	$ 694
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	(550)
Pension | Rate of compensation increase assumption
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	(68)
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	76
Pension | Mortality rates
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	103
Post-retirement benefits | Interest/discount rate sensitivity
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	30
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	(26)
Post-retirement benefits | Health care trend rate assumption
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	(12)
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	13
Post-retirement benefits | Mortality rates
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	$ 6